Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenue from real estate sales, net	$ 10,502,842	$ 9,872,772	$ 21,116,800	$ 19,708,958
Cost of real estate sales	8,094,719	6,830,449	15,411,163	14,090,638
Gross profit	2,408,123	3,042,323	5,705,637	5,618,320
Operating expenses
Selling expenses	673,348	543,049	1,620,589	903,765
General and administrative expenses	849,784	323,182	2,107,722	888,121
Total operating expenses	1,523,132	866,231	3,728,311	1,791,886
Income from operations	884,991	2,176,092	1,977,326	3,826,434
Other income (expense)
Government grant	2,135,666	3,434,999	4,380,565	6,346,595
Interest expense, net	(974,953)	(159,257)	(2,414,427)	(771,806)
Total other income (expense)	1,160,713	3,275,742	1,966,138	5,574,789
Income before income taxes expense	2,045,704	5,451,834	3,943,464	9,401,223
Income taxes expense (benefits)	762,076	1,064,750	1,567,519	2,900,340
Net income	1,283,628	4,387,084	2,375,945	6,500,883
Other comprehensive income
Foreign currency translation adjustment	707,494	802,740	2,289,496	888,353
Comprehensive income	$ 1,991,122	$ 5,189,824	$ 4,665,441	$ 7,389,236
Basic and diluted earnings per share	$ 0.06	$ 0.24	$ 0.12	$ 0.35
Basic weighted average shares outstanding	20,334,796	18,547,297	19,798,131	18,547,297
Diluted weighted average shares outstanding	20,338,320	18,547,297	19,799,261	18,547,297